UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:



/s/ Edward E. Mattner
---------------------
Edward E. Mattner                    New York, New York                 11/14/06
[Signature]                           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $2,042,718
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----


                                            Form 13F Information Table
                                  Name of Reporting Manager: Icahn Management LP

COLUMN 1             COLUMN 2    COLUMN 3        COLUMN 4            COLUMN 5       COLUMN 6      COLUMN 7          COLUMN 8

                     TITLE OF               VALUE       SHRS OR     SH/   PUT/     INVESTMENT     OTHER           Voting Authoity
NAME OF ISSUER       CLASS       CUSIP      (x$1000)    PRN AMT     PRN   CALL     DISCRETION     MANAGER     SOLE   SHARED     NONE
--------------       -----       -----      --------    -------     ---   ----     ----------     -------     ----   ------     ----

ADVENTRX PHARM INC.   COM      00764X103       9,479    3,459,459    SH               Sole          n/a     3,459,459

BLOCKBUSTER INC.     CL A      093679108      35,279    9,187,280    SH               Sole          n/a     9,187,280

BLOCKBUSTER INC.     CL B      093679207      15,719    4,452,905    SH               Sole          n/a     4,452,905

CIGNA CORP.           COM      125509109     123,299    1,060,000    SH               Sole          n/a     1,060,000

CYBERONICS INC.       COM      23251P102      10,635      606,688    SH               Sole          n/a       606,688

FEDERATED DEPT        COM
STORES INC DE                  31410H101      86,876    2,010,560    SH               Sole          n/a     2,010,560

GENCORP INC.          COM      368682100      12,675      987,120    SH               Sole          n/a       987,120

HILTON HOTELS CORP.   COM      432848109     113,000    4,057,440    SH               Sole          n/a     4,057,440

LEAR CORP.            COM      521865105      54,636    2,639,431    SH               Sole          n/a     2,639,431

LIONS GATE         COM NEW
ENTMNT CORP.                   535919203      41,240    4,119,918    SH               Sole          n/a     4,119,918

REALOGY CORP.         COM      75605E100     101,661    4,482,415    SH               Sole          n/a     4,482,415

TAKE-TWO INTERACTIVE
SOFTWAR               COM      874054109      41,162    2,886,516    SH               Sole          n/a     2,886,516

TELIK INC.            COM      87959M109      26,711    1,501,450    SH               Sole          n/a     1,501,450

TIME WARNER INC.      COM      887317105   1,003,179   55,029,039    SH               Sole          n/a    55,029,039

TRONOX INC.        COM CL B    897051207       2,260      176,976    SH               Sole          n/a       176,976

TYCO INTL LTD NEW     COM      902124106     110,537    3,949,175    SH               Sole          n/a     3,949,175

UNUMPROVIDENT CORP    COM      91529Y106      47,650    2,457,440    SH               Sole          n/a     2,457,440

WCI CMNTYS INC.       COM      92923C104      28,950    1,660,000    SH               Sole          n/a     1,660,000

WILLIAMS COS INC.     COM      969457100     115,548    4,840,724    SH               Sole          n/a     4,840,724

WYNDHAM WORLDWIDE     COM      98310W108      62,222    2,224,594    SH               Sole          n/a     2,224,594
CORP.



                      TOTAL                2,042,718